Auditor's remuneration	12 Months Ended
Dec. 31, 2021
Auditor's remuneration
Auditor's remuneration

34. Auditor’s remuneration

The statutory auditor’s fees for carrying out its mandate at group level amounted to €860.3 thousand in 2021 (2020: €1,202.8 thousand). Audit-related fees, which generally the auditor provides, amounted to €101.1 thousand in 2021 (2020: €214.4 thousand). Other fees related to non-audit services executed by the statutory auditor amounted to €0 in 2021 (2020: €47.7 thousand). Other fees related to non-audit services executed by persons related to the statutory auditor amounted to €587.7 thousand in 2021 and related to advisory services in relation to IT and quality management (2020: €890.7 thousand). The audit committee and the supervisory board are of the opinion that these non-audit services do not affect the independence of the statutory auditor in the performance of his audit. The abovementioned additional fees were fully approved by the audit committee in accordance with article 3:64 of the Belgian Companies Code.